Income Taxes - Schedule of Unrecognized Tax Benefits Roll Forward (Detail) - USD ($) $ in Thousands	12 Months Ended
	Feb. 03, 2018	Jan. 28, 2017
Income Tax Disclosure [Abstract]
Balance at the beginning of the period	$ 4,199	$ 5,084
Additions for tax positions taken during prior years	607
Additions for tax positions taken during the current year	43	56
Settlements	(260)
Lapses in statute of limitations	(232)	(941)
Balance at the end of the period	$ 4,357	$ 4,199